Financial Instruments - Summary of Differences Were Identified For The Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Financial assets	$ 9,275	$ 20,872
Financial assets, at fair value	7,483	21,443
Financial assets at amortised cost, category [member] | Short-term investments [Member]
Financial assets:
Financial assets	9,275	20,872
Financial assets, at fair value	$ 7,483	$ 21,443